Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2024
Disclosure of Accounting Judgements and Estimates [Abstract]
Significant accounting judgments, estimates and assumptions
4. Significant accounting judgments, estimates and assumptions
The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates, and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and the accompanying disclosures and the disclosure of contingent liabilities.
Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities in future periods.
Judgments
In the process of applying the Company’s accounting policies, management has made judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements in the following area:
•Leases - whether the contract is, or contains, a lease. (See note 3 (j))
•Lease term - whether the Company reasonably certain to be exercised extension options. (See note 3 (j))
The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Company applies judgement in evaluating whether it is reasonably certain or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Company reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).
Estimates and assumptions
The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below.
The Company based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising beyond the Company’s control. Such changes are reflected in the assumptions when they occur.
•Impairment of financial assets - Note 3 (f)
•Impairment of non-financial assets - Note 3 (g)
•Estimation of provision for return condition - Note 3 (m)
•Revenue recognition – estimate for expired tickets - Note 3 (d)
•Multiple deliverable revenue arrangements - Frequent flyer program - Note 3 (d)
•Taxes
The Company believes that taken tax positions, including transfer pricing between entities, are reasonable. However, in the event of an audit by the tax authorities, they may challenge the positions taken by the Company, resulting in additional taxes and interest liabilities.
Management judgement is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies (see note 22).
•Incremental borrowing rate for leases
The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.
•Fair value measurement
The Company measures financial instruments such as derivatives at fair value at the date of each statement of financial position. Fair values of financial instruments measured at amortized cost are disclosed in note 28.6.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•in the principal market for the asset or liability, or
•in the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible to the Company.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
i)Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
ii)Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
iii)Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.
For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.